SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	Apr. 07, 2026 JPY (¥) ¥ / shares
Subsequent Event [Line Items]
Repurchase aggregate amount | ¥	¥ 519,414
Share price | ¥ / shares	¥ 0.022